SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2016
SEGMENT REPORTING
Summary of the Company's segment net sales, gross profit and income (loss) before income taxes

	Years ended December 31,
Net Sales by Segment	2016	% of net sales	2015	% of net sales	2014	% of net sales
	(in thousands, except percentages)
Equipment	$61,735	71%	$87,361	75%	$105,988	82%
Services	24,777	29%	29,742	25%	23,432	18%

Total Sales	$86,512	100%	$117,103	100%	$129,420	100%

	Years ended December 31,
Gross profit/(loss) by Segment	2016	Gross profit %	2015	Gross profit %	2014	Gross profit %
	(in thousands, except percentages)
Equipment	$20,263	33%	$21,470	25%	$21,000	20%
Services	8,093	33%	6,398	22%	1,128	5%

Total Gross profit	$28,356	33%	$27,868	24%	$22,128	17%

	Years ended December 31,
Segment Margin and Income ( loss )before income taxes	2016	2015	2014
	(in thousands)
Equipment	$12,010	$12,097	$6,583
Services	8,093	6,399	1,083
Total	20,103	18,496	7,666

General and Corporate	(19,183)	(49,816)	(36,312)

Income (loss) before income taxes	$920	$(31,320)	$(28,646)

Schedule of sales data by geographical area

	Years Ended December 31,
	2016	% of net sales	2015	% of net sales	2014	% of net sales
	(in thousands, except percentages)
Net Sales by Region
China	$4,021	5%	$9,490	8%	$15,465	12%
Japan	45,561	52%	57,483	49%	58,999	46%
India	33,021	38%	34,836	30%	37,424	29%
Taiwan	3,217	4%	7,904	7%	6,706	5%
Other	692	1%	7,390	6%	10,826	8%

Total	$86,512	100%	$117,103	100%	$129,420	100%

Schedule of long-lived assets, consisting of property, plant and equipment, by geographical area
	December 31,
	2016	2015
	(in thousands)
China	$1,357	$1,100
Other	253	410

Total long-lived assets	$1,610	$1,510